Equity	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity	Equity
Number of shares issued

(in shares)	December 31, 2025	December 31, 2024	December 31, 2023
On issue at December 31 - fully paid	315,977,647	220,024,713	220,024,713

As at December 31, 2025, the share capital is represented by 315,977,647 shares. The shares have no nominal value.
As at December 31, 2025, the authorized share capital not issued amounts to $134,855,102 (2024 and 2023: $83,898,616) or the equivalent of 124,071,775 shares (2024 and 2023: 77,189,888 shares).
The holders of ordinary shares are entitled to receive dividends when declared and are entitled to one vote per share at the shareholders' meetings of the Group.
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.
Hedging reserve
The hedging instruments were as follows:

	2025
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI
Interest rate swaps
$161.1 million facility	92,695	110	20	(2,055)
Total	92,695	110	20	(2,055)

	2024
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI
Interest rate swaps
$161.1 million facility	111,545	2,145	—	1,005
Total	111,545	2,145	—	1,005

The Group, in connection to the $150.0 million facility raised on June 21, 2022 and amended in the second half of 2024 to $161.1 million, entered into several Interest Rate Swaps (IRSs) for a combined notional value of $109.4 million. These IRSs are used to hedge the risk related to the fluctuation of the SOFR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs are matching the repayment profile of the facility and mature on March 31, 2030. The notional value of these instruments at December 31, 2025 amounted to $92.7 million. The fair value of these instruments at December 31, 2025 amounted to $0.1 million (see Note 13 and 18) and $(2.0) million has been recognized in OCI in 2025.

Treasury shares
As of December 31, 2025 and December 31, 2024, CMB.TECH NV owned 25,807,878 of its own shares.
Distributions
During 2025, the Company declared two interim dividends of $0.05 per share each (one on August 27, 2025 and one on December 16, 2025, with the second paid in January 2026). On February 24, 2026, the Company declared an interim dividend of $0.16 per share, which is expected to be paid on or about April 27, 2026.
The total amount of dividends declared in 2025 was $29.0 million ($1,110.9 million in 2024 and $646.3 million in 2023) and Golden Ocean also distributed $5.2 million to the non-controlling interest. $20.2 million was paid in 2025 ($1,126.7 million in 2024 and $630.5 million in 2023).

Long term incentive plans
The Group did not issue any new long term incentive plans in 2025 and 2024 and all previously existing LTIP plans terminated at the end of 2023 following the change in control. Please see Note 23 for more information on the old plans.